Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED MAY 8, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED SEPTEMBER 1, 2024, OF
FRANKLIN CORE PLUS BOND FUND (FORMERLY, FRANKLIN STRATEGIC INCOME FUND) (THE “FUND”)
Effective May 8, 2025, the Summary Prospectus, Prospectus and SAI of the Fund are amended as follows:
I.	The following replaces the “Annual Fund Operating Expenses” table and “Example” in the section titled “Fund Summary – Fees and Expenses of the Fund” in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and service (12b‑1) fees	0.25%	0.65%	0.50%	None	None
Other expenses	0.21%	0.21%	0.21%	0.11%	0.21%
Acquired fund fees and expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses[2]	0.84%	1.24%	1.09%	0.49%	0.59%
Fee waiver and/or expense reimbursement[3]	-0.09%	-0.09%	-0.09%	-0.09%	-0.09%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[4]	0.75%	1.15%	1.00%	0.40%	0.50%
1.
Management fees have been restated to reflect the reduced management fee effective May 8, 2025. In addition, other expenses and acquired fund fees and expenses have been restated to reflect current fees and expenses. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
2.
Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3.
The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b‑1 fees, acquired fund fees and expenses, and certain non‑routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% (0.47%, effective May 8, 2025) for each share class except Class R6 and 0.48% (0.37%, effective May 8, 2025) for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until December 31, 2025. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

4.	Total annual Fund operating expenses after fee waiver and/or expense reimbursement have been restated to reflect current management fees and operating expense caps.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$625	$815	$1,364
Class C	$217	$384	$672	$1,381
Class R	$102	$338	$593	$1,321
Class R6	$41	$148	$265	$607
Advisor Class	$51	$180	$321	$730
If you do not sell your shares:
Class C	$117	$384	$672	$1,381

FRANKLIN CORE PLUS BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED MAY 8, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED SEPTEMBER 1, 2024, OF
FRANKLIN CORE PLUS BOND FUND (FORMERLY, FRANKLIN STRATEGIC INCOME FUND) (THE “FUND”)
Effective May 8, 2025, the Summary Prospectus, Prospectus and SAI of the Fund are amended as follows:
I.	The following replaces the “Annual Fund Operating Expenses” table and “Example” in the section titled “Fund Summary – Fees and Expenses of the Fund” in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and service (12b‑1) fees	0.25%	0.65%	0.50%	None	None
Other expenses	0.21%	0.21%	0.21%	0.11%	0.21%
Acquired fund fees and expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses[2]	0.84%	1.24%	1.09%	0.49%	0.59%
Fee waiver and/or expense reimbursement[3]	-0.09%	-0.09%	-0.09%	-0.09%	-0.09%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[4]	0.75%	1.15%	1.00%	0.40%	0.50%
1.
Management fees have been restated to reflect the reduced management fee effective May 8, 2025. In addition, other expenses and acquired fund fees and expenses have been restated to reflect current fees and expenses. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
2.
Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3.
The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b‑1 fees, acquired fund fees and expenses, and certain non‑routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% (0.47%, effective May 8, 2025) for each share class except Class R6 and 0.48% (0.37%, effective May 8, 2025) for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until December 31, 2025. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

4.	Total annual Fund operating expenses after fee waiver and/or expense reimbursement have been restated to reflect current management fees and operating expense caps.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$625	$815	$1,364
Class C	$217	$384	$672	$1,381
Class R	$102	$338	$593	$1,321
Class R6	$41	$148	$265	$607
Advisor Class	$51	$180	$321	$730
If you do not sell your shares:
Class C	$117	$384	$672	$1,381

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the reduced management fee effective May 8, 2025. In addition, other expenses and acquired fund fees and expenses have been restated to reflect current fees and expenses. Consequently,the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.Total annual Fund operating expenses after fee waiver and/or expense reimbursement have been restated to reflect current management fees and operating expense caps.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell yourshares:
FRANKLIN CORE PLUS BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.24%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%	[4]
1 Year	rr_ExpenseExampleYear01	$ 217
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	672
10 Years	rr_ExpenseExampleYear10	1,381
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	384
5 Years	rr_ExpenseExampleNoRedemptionYear05	672
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,381
FRANKLIN CORE PLUS BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.84%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.75%	[4]
1 Year	rr_ExpenseExampleYear01	$ 449
3 Years	rr_ExpenseExampleYear03	625
5 Years	rr_ExpenseExampleYear05	815
10 Years	rr_ExpenseExampleYear10	$ 1,364
FRANKLIN CORE PLUS BOND FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.09%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[4]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	593
10 Years	rr_ExpenseExampleYear10	$ 1,321
FRANKLIN CORE PLUS BOND FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.49%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.40%	[4]
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	265
10 Years	rr_ExpenseExampleYear10	$ 607
FRANKLIN CORE PLUS BOND FUND | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.59%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[4]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	180
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	$ 730

[1]	Management fees have been restated to reflect the reduced management fee effective May 8, 2025. In addition, other expenses and acquired fund fees and expenses have been restated to reflect current fees and expenses. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b‑1 fees, acquired fund fees and expenses, and certain non‑routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% (0.47%, effective May 8, 2025) for each share class except Class R6 and 0.48% (0.37%, effective May 8, 2025) for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until December 31, 2025. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
[4]	Total annual Fund operating expenses after fee waiver and/or expense reimbursement have been restated to reflect current management fees and operating expense caps.